SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

Translations of amounts in the consolidated balance sheets, consolidated statements of operations and comprehensive loss, and consolidated statements of cash flows from HK$ into US$ as of and for the years presented are adopted the following exchange rates in preparing the consolidated financial statements:

	As of March 31,
	2025	2024	2023
Year-end spot rate	7.7799	7.8259	7.8499

	For the years ended March 31,
	2025	2024	2023
Average rate	7.7930	7.8246	7.8389